SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.9%
Advertising - 0.2%
The Interpublic Group of Companies, Inc.	2,241	$75,499

Aerospace & Defense - 0.6%
HEICO Corp.	292	41,014
Hexcel Corp.	436	25,925
Howmet Aerospace, Inc.	1,966	69,754
Mercury Systems, Inc. (1)	567	37,110
Spirit AeroSystems Holdings, Inc.	439	21,603
		195,406
Agriculture - 0.5%
Bunge Ltd.	983	85,344
Darling Ingredients, Inc. (1)	1,144	78,318
		163,662
Airlines - 0.3%
Alaska Air Group, Inc.	504	34,877
American Airlines Group, Inc.	2,011	48,746
JetBlue Airways Corp. (1)	1,217	24,462
		108,085
Apparel - 1.2%
Capri Holdings Ltd. (1)	683	38,733
Carter’s, Inc.	228	23,311
Columbia Sportswear Co.	409	42,017
Deckers Outdoor Corp. (1)	191	64,069
Hanesbrands, Inc.	3,645	71,223
PVH Corp.	283	32,494
Ralph Lauren Corp. - Class A (2)	239	29,655
Skechers U.S.A., Inc. - Class A (1)	803	38,142
Tapestry, Inc.	1,474	66,168
		405,812
Auto Manufacturers - 0.1%
Navistar International Corp. (1)	445	19,682

Auto Parts & Equipment - 0.9%
Allison Transmission Holdings, Inc.	606	25,640
BorgWarner, Inc.	1,543	79,141
Fox Factory Holding Corp. (1)	309	48,043
Gentex Corp.	1,488	52,824
Lear Corp. (2)	451	87,205
		292,853
Banks - 3.7%
Bank OZK	713	30,452
BOK Financial Corp.	397	36,143
Comerica, Inc.	686	53,844
Commerce Bancshares, Inc.	688	53,581
Cullen/Frost Bankers, Inc.	351	42,369
East West Bancorp, Inc.	783	58,553
First Citizens BancShares, Inc. - Class A (2)	64	55,078
First Financial Bankshares, Inc.	957	48,185
First Horizon Corp.	5,196	99,088
Glacier Bancorp, Inc.	702	40,892
Home BancShares, Inc.	987	27,004
M&T Bank Corp.	713	114,572
Pinnacle Financial Partners, Inc.	478	43,460
Prosperity Bancshares, Inc.	793	59,673
Signature Bank	352	87,912
Synovus Financial Corp.	874	42,931
TCF Financial Corp.	1,088	51,680
UMB Financial Corp.	283	27,369
United Bankshares, Inc.	954	39,295
Valley National Bancorp (2)	2,513	35,986
Webster Financial Corp.	506	28,680
Western Alliance Bancorp	665	66,507
Wintrust Financial Corp.	353	28,388
Zions Bancorp N.A.	886	51,282
		1,222,924
Beverages - 0.5%
The Boston Beer Co., Inc. - Class A (1)	112	118,514
Molson Coors Brewing Co. - Class B	849	49,514
		168,028
Biotechnology - 5.7%
Acceleron Pharma, Inc. (1)	456	59,686
Arrowhead Pharmaceuticals, Inc. (1)	423	30,710
Blueprint Medicines Corp. (1)	1,224	111,812
Bridgebio Pharma, Inc. (1)	660	39,072
Denali Therapeutics, Inc. (1)	2,478	157,576
Exelixis, Inc. (1)	2,054	46,318
Fate Therapeutics, Inc. (1)	1,762	134,969
Guardant Health, Inc. (1)	681	84,526
Halozyme Therapeutics, Inc. (1)(2)	1,660	68,741
ImmunityBio, Inc. (1)	6,618	116,146
Ionis Pharmaceuticals, Inc. (1)	630	23,467
Mirati Therapeutics, Inc. (1)	1,003	158,624
NeoGenomics, Inc. (1)	1,120	45,954
Novavax, Inc. (1)	1,946	287,269
Royalty Pharma PLC - Class A	2,910	116,749
Twist Bioscience Corp. (1)(2)	607	65,137
Ultragenyx Pharmaceutical, Inc. (1)	1,106	112,491
United Therapeutics Corp. (1)	534	99,271
Vir Biotechnology, Inc. (1)	2,674	112,067
		1,870,585
Building Materials - 2.0%
Armstrong World Industries, Inc.	307	32,649
The AZEK Co., Inc. - Class A (1)	850	37,001
Builders FirstSource, Inc. (1)	1,620	72,155
Eagle Materials, Inc.	403	59,144
Fortune Brands Home & Security, Inc.	895	92,328
Lennox International, Inc.	226	79,084
Louisiana-Pacific Corp. (2)	1,440	96,782
MDU Resources Group, Inc.	1,302	43,825
Owens Corning	644	68,683
Trex Co., Inc. (1)(2)	850	82,799
		664,450
Chemicals - 1.7%
Ashland Global Holdings, Inc.	300	28,452
Axalta Coating Systems Ltd. (1)	1,496	48,530
CF Industries Holdings, Inc.	1,223	65,027
Huntsman Corp.	1,232	34,964
The Mosaic Co.	2,759	99,710
Olin Corp.	383	18,725
RPM International, Inc.	848	79,314
Valvoline, Inc.	1,039	34,287
W.R. Grace & Co.	1,195	81,881
Westlake Chemical Corp.	804	81,100
		571,990
Commercial Services - 5.7%
ADT, Inc.	4,787	49,498
Affirm Holdings, Inc. - Class A (1)(2)	1,761	107,086
ASGN, Inc. (1)	353	36,391
Avalara, Inc. (1)(2)	793	104,811
Bright Horizons Family Solutions, Inc. (1)	528	72,986
Chegg, Inc. (1)	3,748	288,259
CoreLogic, Inc.	590	46,905
Dun & Bradstreet Holdings, Inc. (1)	5,261	112,954
Euronet Worldwide, Inc. (1)	1,074	160,713
FTI Consulting, Inc. (1)	222	30,536
Grand Canyon Education, Inc. (1)(2)	326	29,646
HealthEquity, Inc. (1)	627	52,116
ManpowerGroup, Inc.	762	92,194
Nielsen Holdings PLC	7,440	202,442
Paylocity Holding Corp. (1)	454	77,103
Quanta Services, Inc.	835	79,617
R1 RCM, Inc. (1)	3,820	88,433
Robert Half International, Inc.	587	52,120
Service Corp. International	1,083	57,421
Terminix Global Holdings, Inc. (1)	1,266	62,464
TriNet Group, Inc. (1)	458	34,506
WEX, Inc. (1)	263	51,524
		1,889,725
Computers - 1.7%
Amdocs Ltd.	862	67,322
CACI International, Inc. (1)	161	41,049
DXC Technology Co.	1,452	55,060
Genpact Ltd.	1,209	55,300
Lumentum Holdings, Inc. (1)(2)	1,250	101,712
Maximus, Inc.	429	39,755
NCR Corp. (1)	2,217	106,859
Parsons Corp. (1)	669	26,499
Pure Storage, Inc. (1)(2)	2,182	41,567
Science Applications International Corp.	396	35,585
		570,708
Cosmetics & Personal Care - 0.1%
Coty, Inc.	3,826	34,090

Distribution & Wholesale - 0.9%
IAA, Inc. (1)	885	50,418
Pool Corp.	278	121,361
SiteOne Landscape Supply, Inc. (1)(2)	302	51,956
Watsco, Inc.	210	61,194
		284,929
Diversified Financial Services - 4.0%
Affiliated Managers Group, Inc.	559	91,676
Air Lease Corp.	685	32,236
Ally Financial, Inc.	2,130	116,532
Apollo Global Management, Inc. - Class A	2,255	129,302
Credit Acceptance Corp. (1)	101	45,193
Evercore, Inc. - Class A	296	43,175
Interactive Brokers Group, Inc. - Class A	613	41,230
Invesco Ltd.	2,969	84,706
Jefferies Financial Group, Inc.	2,018	64,838
Lazard Ltd.	756	35,668
LPL Financial Holdings, Inc.	474	70,095
OneMain Holdings, Inc.	853	49,338
Santander Consumer USA Holdings, Inc.	1,806	68,447
SEI Investments Co.	915	58,048
SLM Corp.	1,997	40,439
Stifel Financial Corp.	679	47,041
Tradeweb Markets, Inc. - Class A	879	73,643
Upstart Holdings, Inc. (1)(2)	1,503	222,775
		1,314,382
Electric - 1.2%
Black Hills Corp.	413	27,171
Hawaiian Electric Industries, Inc.	637	27,423
IDACORP, Inc.	317	31,050
NRG Energy, Inc. (2)	1,566	50,347
OGE Energy Corp.	1,401	48,335
Ormat Technologies, Inc.	376	25,963
Pinnacle West Capital Corp.	734	62,082
PNM Resources, Inc.	645	31,682
Portland General Electric Co.	587	28,141
Vistra Corp.	3,026	48,930
		381,124
Electrical Components & Equipment - 0.9%
Acuity Brands, Inc.	190	35,292
Generac Holdings, Inc. (1)	482	158,443
Littelfuse, Inc.	165	43,105
Universal Display Corp.	327	70,586
		307,426
Electronics - 2.5%
Allegion PLC	544	76,421
Arrow Electronics, Inc. (1)	725	87,239
Avnet, Inc.	772	34,014
Coherent, Inc. (1)	67	17,595
Hubbell, Inc.	306	58,336
II-VI, Inc. (1)(2)	1,801	121,334
Jabil, Inc.	1,283	72,426
National Instruments Corp.	890	36,312
nVent Electric PLC	1,521	49,493
Sensata Technologies Holding PLC (1)	1,060	62,996
SYNNEX Corp.	330	41,778
Trimble, Inc. (1)	1,571	122,208
Woodward, Inc.	334	42,478
		822,630
Energy - Alternate Sources - 1.3%
Enphase Energy, Inc. (1)	1,342	191,973
First Solar, Inc. (1)(2)	1,087	82,732
NextEra Energy Partners LP	745	50,936
Plug Power, Inc. (1)(2)	2,135	65,544
Sunrun, Inc. (1)(2)	984	44,004
		435,189
Engineering & Construction - 1.1%
AECOM (1)	952	61,889
EMCOR Group, Inc.	354	44,643
Exponent, Inc.	324	29,559
frontdoor, Inc. (1)	615	33,025
MasTec, Inc. (1)	393	45,718
TopBuild Corp. (1)(2)	219	43,373
WillScot Mobile Mini Holdings Corp. (1)	3,409	98,861
		357,068
Entertainment - 1.5%
Caesars Entertainment, Inc. (1)(2)	580	62,321
Churchill Downs, Inc.	567	113,134
Marriott Vacations Worldwide Corp. (2)	198	34,113
Penn National Gaming, Inc. (1)(2)	397	32,542
Vail Resorts, Inc. (2)	724	236,661
		478,771
Environmental Control - 0.6%
Clean Harbors, Inc. (1)(2)	314	29,233
Pentair PLC	1,036	71,453
Stericycle, Inc. (1)(2)	767	60,256
Tetra Tech, Inc.	347	41,456
		202,398
Food - 2.1%
Albertsons Companies, Inc. (2)	3,803	72,980
Beyond Meat, Inc. (1)(2)	439	63,839
Flowers Foods, Inc.	1,458	35,123
The Hain Celestial Group, Inc. (1)	1,837	74,876
Ingredion, Inc.	417	39,586
Lamb Weston Holdings, Inc.	879	72,509
Lancaster Colony Corp.	175	32,667
Performance Food Group Co. (1)	1,016	50,932
Pilgrim’s Pride Corp. (1)	2,133	51,277
Post Holdings, Inc. (1)	1,118	129,163
US Foods Holding Corp. (1)	1,363	53,075
		676,027
Food Service - 0.1%
Aramark	1,181	44,110

Gas - 1.0%
National Fuel Gas Co.	655	33,988
NiSource, Inc.	7,617	194,233
ONE Gas, Inc.	333	24,749
Southwest Gas Holdings, Inc.	403	26,602
UGI Corp.	1,292	59,497
		339,069
Hand & Machine Tools - 0.4%
Lincoln Electric Holdings, Inc.	334	42,946
MSA Safety, Inc.	242	40,670
Regal Beloit Corp.	240	34,135
		117,751
Healthcare - Products - 4.1%
10X Genomics, Inc. - Class A (1)	258	46,440
Adaptive Biotechnologies Corp. (1)	1,000	37,810
Avantor, Inc. (1)	6,377	205,021
Bio-Techne Corp.	273	112,976
Bruker Corp.	948	65,829
Envista Holdings Corp. (1)	1,639	71,526
Globus Medical, Inc. - Class A (1)(2)	487	35,093
Hill-Rom Holdings, Inc.	502	55,863
ICU Medical, Inc. (1)	141	29,336
Inspire Medical Systems, Inc. (1)	256	49,741
Integra LifeSciences Holdings Corp. (1)	639	44,123
Natera, Inc. (1)(2)	630	59,308
Neogen Corp. (1)	357	32,955
Nevro Corp. (1)	212	31,948
Omnicell, Inc. (1)	287	39,893
Penumbra, Inc. (1)	283	70,498
Quidel Corp. (1)	1,193	140,905
Repligen Corp. (1)	639	116,688
STAAR Surgical Co. (1)(2)	334	48,774
Tandem Diabetes Care, Inc. (1)	596	50,892
		1,345,619
Healthcare - Services - 2.7%
Amedisys, Inc. (1)	259	66,918
Charles River Laboratories International, Inc. (1)	340	114,917
Chemed Corp.	110	54,047
Encompass Health Corp.	647	55,506
Invitae Corp. (1)(2)	1,564	45,012
LHC Group, Inc. (1)	227	44,685
Medpace Holdings, Inc. (1)	291	48,614
Oak Street Health, Inc. (1)	2,181	131,711
PPD, Inc. (1)	3,676	169,537
Sotera Health Co. (1)	3,311	79,795
Syneos Health, Inc. (1)	805	70,760
		881,502
Home Builders - 0.3%
Thor Industries, Inc.	382	46,986
Toll Brothers, Inc.	735	47,951
		94,937
Home Furnishings - 0.4%
Dolby Laboratories, Inc. - Class A	447	43,601
Leggett & Platt, Inc. (2)	705	38,796
Tempur Sealy International, Inc.	1,678	64,603
		147,000
Household Products & Wares - 0.6%
Avery Dennison Corp.	526	115,999
Helen of Troy Ltd. (1)	208	43,780
Reynolds Consumer Products, Inc.	1,518	45,752
		205,531
Housewares - 0.5%
Newell Brands, Inc.	1,864	53,478
The Scotts Miracle-Gro Co.	466	101,295
		154,773
Insurance - 3.5%
American Financial Group, Inc.	494	65,732
Assurant, Inc.	389	62,687
Athene Holding Ltd. (1)	1,044	65,386
Axis Capital Holdings Ltd.	591	31,701
Equitable Holdings, Inc.	4,711	149,574
Erie Indemnity Co. - Class A	318	63,959
Essent Group Ltd. (2)	745	35,641
Fidelity National Financial, Inc.	2,264	106,385
First American Financial Corp.	722	46,432
The Hanover Insurance Group, Inc.	215	29,990
Kemper Corp.	433	32,419
Lincoln National Corp.	1,379	96,241
MGIC Investment Corp.	2,035	29,955
Old Republic International Corp.	1,714	45,010
Primerica, Inc.	262	42,499
Radian Group, Inc.	1,184	27,646
Reinsurance Group of America, Inc.	439	55,327
RLI Corp.	284	29,956
Selective Insurance Group, Inc.	395	29,732
Unum Group (1)	1,334	41,314
Voya Financial, Inc. (2)	849	55,627
		1,143,213
Internet - 1.9%
Airbnb, Inc. - Class A (1)	457	64,163
Anaplan, Inc. (1)	1,252	64,491
Bumble, Inc. - Class A (1)	782	37,317
Chewy, Inc. - Class A (1)	1,103	81,203
ContextLogic, Inc. - Class A (1)(2)	2,706	21,486
Grubhub, Inc. (1)	485	29,153
Opendoor Technologies, Inc. (1)	3,764	58,944
Proofpoint, Inc. (1)	363	62,730
Q2 Holdings, Inc. (1)(2)	465	44,142
TripAdvisor, Inc. - Class A (2)	522	22,681
Zendesk, Inc. (1)(2)	1,059	144,723
		631,033
Iron & Steel - 1.1%
Cleveland-Cliffs, Inc. (2)	10,586	212,990
Reliance Steel & Aluminum Co.	325	54,623
Steel Dynamics, Inc.	1,190	74,292
United States Steel Corp. (2)	1,342	34,798
		376,703
Leisure Time - 1.4%
Brunswick Corp.	999	102,128
Harley-Davidson, Inc.	2,711	131,402
Norwegian Cruise Line Holdings Ltd. (1)(2)	1,234	39,365
Planet Fitness, Inc. - Class A (1)	742	58,447
Polaris, Inc.	518	67,972
YETI Holdings, Inc. (1)(2)	794	69,554
		468,868
Lodging - 0.3%
Boyd Gaming Corp.	582	37,475
Choice Hotels International, Inc. (2)	302	36,515
Wyndham Hotels & Resorts, Inc. (2)	485	36,404
		110,394
Machinery - Construction & Mining - 0.5%
BWX Technologies, Inc.	689	43,090
Oshkosh Corp.	357	46,924
Vertiv Holdings Co.	2,900	71,978
		161,992
Machinery - Diversified - 2.2%
AGCO Corp.	637	88,142
Cognex Corp.	1,341	106,462
Colfax Corp. (1)	1,943	85,880
Crane Co.	363	34,663
Curtiss-Wright Corp.	249	31,205
Flowserve Corp.	769	32,598
Gates Industrial Corp. PLC (1)	1,964	35,666
Graco, Inc.	1,071	81,096
The Middleby Corp. (1)(2)	331	54,377
Nordson Corp.	374	82,912
The Toro Co.	727	80,762
		713,763
Media - 1.2%
Altice USA, Inc. - Class A (1)(2)	2,282	82,289
Discovery, Inc. - Class A (1)(2)	1,045	33,555
Fox Corp. - Class A	2,341	87,436
The New York Times Co. - Class A	1,185	50,742
News Corp. - Class A	1,951	52,658
Nexstar Media Group, Inc.	499	75,803
		382,483
Metal Fabricate & Hardware - 0.6%
Advanced Drainage Systems, Inc.	669	75,878
RBC Bearings, Inc. (1)	142	27,802
Rexnord Corp.	759	37,927
The Timken Co.	432	38,211
Valmont Industries, Inc.	136	33,728
		213,546
Mining - 0.4%
Alcoa Corp. (1)	1,540	61,092
Royal Gold, Inc.	521	64,484
		125,576
Miscellaneous Manufacturers - 1.0%
A.O. Smith Corp. - Class A	799	56,785
Axon Enterprise, Inc. (1)	824	115,846
Carlisle Companies, Inc.	284	54,619
Donaldson Co., Inc.	739	45,515
ITT, Inc.	611	57,373
		330,138
Office & Business Equipment - 0.1%
Xerox Holdings Corp.	1,066	24,998

Oil & Gas - 1.1%
APA Corp.	1,677	34,882
Cabot Oil & Gas Corp.	2,110	34,604
Cimarex Energy Co.	220	14,905
Continental Resources, Inc.	1,527	49,734
Devon Energy Corp.	1,450	38,512
Diamondback Energy, Inc.	412	32,989
EQT Corp.	1,358	28,355
HollyFrontier Corp.	765	24,840
Marathon Oil Corp.	2,830	34,271
Texas Pacific Land Corp.	36	52,312
		345,404
Oil & Gas Services - 0.1%
NOV, Inc.	1,828	29,467

Packaging & Containers - 1.2%
AptarGroup, Inc.	419	61,723
Berry Global Group, Inc. (1)(2)	1,062	72,439
Crown Holdings, Inc.	869	89,716
Graphic Packaging Holding Co.	1,985	35,095
Sealed Air Corp.	904	51,401
Silgan Holdings, Inc.	822	34,631
Sonoco Products Co.	620	41,862
		386,867
Pharmaceuticals - 2.3%
Henry Schein, Inc. (1)	830	63,113
Herbalife Nutrition Ltd. (1)(2)	859	45,158
Horizon Therapeutics PLC (1)	2,598	238,133
Jazz Pharmaceuticals PLC (1)	475	84,612
Neurocrine Biosciences, Inc. (1)	1,523	146,543
Perrigo Co. PLC	940	43,371
PRA Health Sciences, Inc. (1)	436	74,521
Sarepta Therapeutics, Inc. (1)	705	53,333
		748,784
Pipelines - 0.4%
New Fortress Energy, Inc.	2,332	98,177
Targa Resources Corp.	830	32,254
		130,431
Private Equity - 0.5%
Ares Management Corp.	1,160	64,009
The Carlyle Group, Inc.	2,034	88,764
		152,773
Real Estate - 0.6%
Compass, Inc. - Class A (1)	3,845	51,677
The Howard Hughes Corp. (1)	241	25,505
Jones Lang LaSalle, Inc.	291	58,855
Redfin Corp. (1)(2)	933	55,075
		191,112
Real Estate Investment Trusts (REITs) - 8.0%
AGNC Investment Corp.	2,910	53,951
Agree Realty Corp.	564	39,638
American Campus Communities, Inc.	794	37,445
American Homes 4 Rent - Class A (2)	1,937	73,742
Americold Realty Trust	2,683	102,008
Apartment Income REIT Corp.	827	38,522
Apartment Investment and Management Co.	4	28
Blackstone Mortgage Trust, Inc.	942	30,172
Brixmor Property Group, Inc.	1,694	38,471
Camden Property Trust (2)	635	79,616
CoreSite Realty Corp.	307	37,224
Cousins Properties, Inc. (2)	1,278	47,401
CubeSmart	1,272	55,701
CyrusOne, Inc.	776	57,230
Douglas Emmett, Inc.	997	34,616
EastGroup Properties, Inc.	272	42,998
Equity LifeStyle Properties, Inc.	1,140	80,780
Federal Realty Investment Trust (2)	417	47,680
First Industrial Realty Trust, Inc.	816	41,322
Gaming and Leisure Properties, Inc. (2)	1,498	69,447
Healthcare Realty Trust, Inc.	1,021	30,977
Healthcare Trust of America, Inc.	1,796	49,228
Highwoods Properties, Inc.	727	33,209
Hudson Pacific Properties, Inc.	2,308	66,909
JBG SMITH Properties	654	21,065
Kilroy Realty Corp.	808	56,730
Kimco Realty Corp.	2,732	58,219
Lamar Advertising Co. - Class A (2)	484	50,733
Life Storage, Inc.	501	49,820
Medical Properties Trust, Inc.	12,204	258,359
MGM Growth Properties, LLC - Class A	712	25,539
National Retail Properties, Inc.	1,136	52,654
New Residential Investment Corp.	1,812	19,171
Omega Healthcare Investors, Inc.	1,612	59,031
PS Business Parks, Inc.	169	26,188
QTS Realty Trust, Inc. - Class A (2)	1,506	95,450
Rayonier, Inc. (2)	1,034	39,489
Regency Centers Corp.	1,131	73,063
Rexford Industrial Realty, Inc.	953	52,634
SL Green Realty Corp.	397	31,450
STAG Industrial, Inc. - Class A	1,530	54,636
Starwood Property Trust, Inc.	1,695	43,036
STORE Capital Corp.	1,770	60,888
Terreno Realty Corp.	451	28,693
VEREIT, Inc.	1,640	78,015
VICI Properties, Inc. (2)	4,760	148,179
Vornado Realty Trust	1,186	56,074
		2,627,431
Retail - 4.8%
American Eagle Outfitters, Inc. (2)	998	35,359
AutoNation, Inc. (1)	481	49,124
BJ’s Wholesale Club Holdings, Inc. (1)	1,067	47,791
Carvana Co. - Class A (1)	597	158,259
Casey’s General Stores, Inc.	213	47,039
Five Below, Inc. (1)	383	70,518
Floor & Decor Holdings, Inc. (1)	796	78,255
Foot Locker, Inc.	592	37,468
Freshpet, Inc. (1)(2)	560	99,019
GameStop Corp. (2)	426	94,572
The Gap, Inc.	1,806	60,411
Kohl’s Corp.	1,030	57,155
L Brands, Inc.	2,418	168,945
Lithia Motors, Inc. - Class A (2)	192	67,582
MSC Industrial Direct Co., Inc. - Class A	273	25,771
Nordstrom, Inc.	698	23,411
Ollie’s Bargain Outlet Holdings, Inc. (1)	587	50,740
Penske Automotive Group, Inc.	474	40,570
Qurate Retail, Inc. - Series A	3,544	48,305
RH (1)	154	98,722
Texas Roadhouse, Inc.	554	55,793
The Wendy’s Co.	1,406	32,647
Williams-Sonoma, Inc.	582	98,672
Wingstop, Inc.	229	32,674
		1,578,802
Savings & Loans - 0.5%
New York Community Bancorp, Inc.	2,922	34,977
People’s United Financial, Inc.	2,675	50,584
Sterling Bancorp	997	26,560
TFS Financial Corp.	1,752	38,824
		150,945
Semiconductors - 2.8%
Brooks Automation, Inc.	832	84,939
Cirrus Logic, Inc. (1)	474	37,005
CMC Materials, Inc.	236	36,422
Cree, Inc. (1)	635	63,506
Entegris, Inc.	1,045	119,600
Lattice Semiconductor Corp. (1)	1,139	60,447
MKS Instruments, Inc.	521	98,068
Monolithic Power Systems, Inc.	470	161,267
ON Semiconductor Corp. (1)	3,410	136,536
Semtech Corp. (1)	601	37,863
Silicon Laboratories, Inc. (1)	726	99,143
		934,796
Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	257	55,566

Software - 10.0%
ACI Worldwide, Inc. (1)	890	34,052
Alteryx, Inc. - Class A (1)	424	32,975
Aspen Technology, Inc. (1)	575	78,470
Bentley Systems, Inc. - Class B	1,899	108,927
Bill.com Holdings, Inc. (1)(2)	624	92,926
Blackline, Inc. (1)	520	54,064
C3.ai, Inc. - Class A (1)(2)	1,013	62,512
CDK Global, Inc.	757	39,621
Ceridian HCM Holding, Inc. (1)(2)	1,387	124,081
Change Healthcare, Inc. (1)	3,511	82,298
Cloudflare, Inc. - Class A (1)(2)	2,314	189,887
Concentrix Corp. (1)	388	59,255
Datadog, Inc. - Class A (1)(2)	3,157	287,445
Digital Turbine, Inc. (1)	1,839	121,687
Dropbox, Inc. - Class A (1)(2)	2,064	56,450
Dynatrace, Inc. (1)	2,859	147,925
Elastic NV (1)(2)	954	112,772
Everbridge, Inc. (1)	312	36,660
Fair Isaac Corp. (1)	225	113,864
Fastly, Inc. - Class A (1)(2)	1,022	48,228
Five9, Inc. (1)	314	55,609
Guidewire Software, Inc. (1)	708	69,200
J2 Global, Inc. (2)	345	42,963
Manhattan Associates, Inc. (1)	359	48,817
Medallia, Inc. (1)	1,110	28,494
MongoDB, Inc. - Class A (1)(2)	583	170,201
nCino, Inc. (1)(2)	946	57,820
Nuance Communications, Inc. (1)	5,326	281,745
Nutanix, Inc. - Class A (1)	1,307	41,184
Pegasystems, Inc.	715	84,470
PTC, Inc. (1)	2,088	280,084
Smartsheet, Inc. (1)	1,105	65,283
SolarWinds Corp. (1)(2)	4,653	77,007
Teradata Corp. (1)	1,097	52,513
Zynga, Inc. (1)(2)	4,607	49,940
		3,289,429
Telecommunications - 0.5%
Ciena Corp. (1)	1,049	55,460
Iridium Communications, Inc. (1)	1,003	38,325
Juniper Networks, Inc.	2,140	56,346
		150,131
Textiles - 0.2%
Mohawk Industries, Inc. (1)	390	82,165

Toys, Games & Hobbies - 0.2%
Mattel, Inc. (1)	2,743	58,179

Transportation - 0.8%
Knight-Swift Transportation Holdings, Inc.	1,036	49,448
Landstar System, Inc.	240	40,920
Saia, Inc. (1)(2)	177	40,738
XPO Logistics, Inc. (1)	905	132,972
		264,078
Water - 0.4%
Essential Utilities, Inc.	2,753	131,593

Total Common Stocks
(Cost $28,931,841)		32,834,395

Preferred Stocks - 0.0% (3)
Retail - 0.0% (3)
Qurate Retail, Inc., 8.000%, 3/15/2031	83	8,763
Total Preferred Stocks
(Cost $9,869)		8,763

Escrow Units - 0.0% (3)
Healthcare - Products - 0.0% (3)
Wright Medical Group N.V. (1)	776	–
Total Escrow Units
(Cost $0)		–

Short-Term Investments - 0.0% (3)
Money Market Funds - 0.0% (3)
First American Government Obligations Fund - Class X, 0.026% (4)	14,672	14,672
Total Short-Term Investments
(Cost $14,672)		14,672

Investments Purchased With Collateral From Securities Lending - 16.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (4)	5,356,991	5,356,991
Total Investments Purchased With Collateral From Securities Lending
(Cost $5,356,991)		5,356,991

Total Investments in Securities - 116.2%
(Cost $34,313,373)		38,214,821
Other Liabilities in Excess of Assets - (16.2)%		(5,335,755)
Total Net Assets - 100.0%		$32,879,066

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $5,191,478 or 15.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2		Level 3	Total
Common Stocks (1)	$–	$32,834,395	$–		$–	$32,834,395
Preferred Stock (1)		8,763	–		–	8,763
Escrow Units (1)		–	–		0	0
Short-Term Investments	–	14,672	–		–	14,672
Investments Purchased With Collateral From Securities Lending(2)	5,356,991	–	–		–	5,356,991
Total Investments in Securities	$5,356,991	$32,857,830	$–		$0	$38,214,821

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

			Investments in Securities at Fair Value
Balance as of February 28, 2021			$0
Accrued discounts/premiums			–
Realized gain (loss)			–
Change in unrealized depreciation			–
Purchases			–
Sales			–
Transfer into and/or out of Level 3			–
Balance as of May 31, 2021			$0	(3)

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2021:			$–

(3) The security ,Wright Medical Group N.V., is classified as a Level 3 security due to a lack of market activity and is valued at fair value as determined in good faith by the Valuation Committee of the Trust.